Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001032423
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 03, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 03, 2017
Prospectus Date	rr_ProspectusDate	Feb. 28, 2016